Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables
Schedule of trade receivables
	December 31, 2024	December 31, 2023
Trade receivables	915,216	771,392
Related Parties (note 20)	37,779	18,137
(-) Impairment losses on trade receivables	(89,751)	(92,017)
	863,244	697,512

Schedule of maturities of trade receivables
	December 31, 2024	December 31, 2023
Not yet due	693,581	541,656
Past due
Up to 30 days	35,611	33,749
From 31 to 60 days	24,857	22,933
From 61 to 90 days	30,672	25,584
From 91 to 180 days	47,927	52,404
From 181 to 360 days	44,149	61,782
Over 360 days	38,419	33,284
Total past due	221,635	229,736
Related parties (note 20)	37,779	18,137
Impairment losses on trade receivables	(89,751)	(92,017)
	863,244	697,512

Schedule of expected credit losses for aging
		December 31, 2024		December 31, 2023
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	4.05%	27,729	3.78%	17,834

Past due
Up to 30 days	10.37%	3,304	11.29%	2,562
From 31 to 60 days	16.81%	3,574	17.69%	3,645
From 61 to 90 days	22.17%	5,607	24.23%	3,502
From 91 to 180 days	32.22%	12,456	40.18%	12,232
From 181 to 360 days	55.68%	17,063	67.68%	22,454
Over 360 days	69.68%	17,637	87.60%	19,467
Total past due		59,641		63,862
Customers in judicial recovery (i)	100%	2,381	100%	10,321
(-) Impairment losses on trade receivables		89,751		92,017

(i)	Expected credit loss relating to the entirely of Vasta’s receivable with retailer that entered bankruptcy proceeding in Brazil.

Schedule of changes in impairment losses on trade receivables
	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	92,017	69,481	46,500
Additions	63,488	62,390	45,904
Reversals	(10,486)	(6,619)	(288)
Write offs (i)	(55,268)	(33,235)	(22,635)
Closing balance	89,751	92,017	69,481

(i)	The Company assessed its customers’ credit lines on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 55,268 as write-off as of December 31, 2024 (R$ 33,235 as of December 31, 2023).